UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

File No. 002-37707

File No. 811-02071

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /

Post-Effective Amendment No.	102	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	102

(Check appropriate box or boxes.)

DELAWARE GROUP INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this filing relates solely to the Delaware Floating Rate Fund, series of the Registrant. Information relating to the other series of the Registrant is not amended or superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 14th day of February, 2017.

DELAWARE GROUP INCOME FUNDS

By:	/s/ Shawn Lytle
Shawn Lytle
President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn Lytle		President/Chief Executive Officer (Principal	February 14, 2017
Shawn Lytle		Executive Officer) and Trustee

Thomas L. Bennett	*	Chairman and Trustee	February 14, 2017
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	February 14, 2017
Ann D. Borowiec

Joseph W. Chow	*	Trustee	February 14, 2017
Joseph W. Chow

John A. Fry	*	Trustee	February 14, 2017
John A. Fry

Lucinda S. Landreth	*	Trustee	February 14, 2017
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	February 14, 2017
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	February 14, 2017
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	February 14, 2017
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	February 14, 2017
Richard Salus
*By: /s/ Shawn Lytle Shawn Lytle as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS

(Delaware Group® Income Funds N-1A)

Exhibit No.              Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase